Income Tax Expense - Summary of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current income tax
Current year	¥ 180,254	$ 27,854	¥ 193,878	¥ 209,448
Over provision in respect of prior years	(124)	(19)	(6,985)	(729)
Deferred tax
Movement in temporary differences	12,543	1,938	(14,274)	(2,052)
Over provision in respect of prior years	(135)	(20)
Consolidated income tax expense reported in the statement of profit or loss	¥ 192,538	$ 29,753	¥ 172,619	¥ 206,667